CAPITAL LEASE - SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS FOR CAPITAL LEASES (Details) - Methane Princess Lease $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets
2016	$ 7,442
2017	7,723
2018	8,030
2019	8,338
2020	8,650
2021 and thereafter	192,476
Total minimum lease payments	232,659
Less: Imputed interest	(89,547)
Present value of minimum lease payments	$ 143,112